Revenue and segment information (Revenue information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	¥ 174,009,401		¥ 169,550,624	¥ 152,459,444
Segment results	3,119,460		1,973,147	2,801,733
Interest income	264,554		234,604	198,906
Interest expense	(10,762,718)		(10,486,412)	(9,749,004)
Impairment loss	(6,184,857)		(1,796,482)
Credit loss	(74,557)		(40,967)
Impairment loss				(1,187,212)
Depreciation and amortisation	(21,966,805)		(20,916,114)	(20,635,833)
Net gain/ (loss) on disposal of non-current assets	69,449		42,506	(616,456)
Share of profits less losses of associates and joint ventures	1,185,622		1,823,415	425,215
Income tax expense	(2,011,255)		(643,173)	(1,217,526)
Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(468,181)		(471,902)	(380,622)
External revenue [member]
Disclosure of operating segments [line items]
Revenue	174,009,401		169,550,624	152,459,444
PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	173,952,982		170,333,067	153,350,817
PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(468,181)		(471,902)	(380,622)
PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	173,484,801		169,861,165	152,970,195
Segment results	4,766,711		3,622,485	1,996,124
Interest income	264,554		235,738	200,543
Interest expense	(10,683,164)		(10,446,704)	(9,724,661)
Impairment loss	(5,811,820)		(1,146,152)	(1,222,800)
Credit loss	(74,557)		(42,578)
Impairment loss				(1,222,800)
Depreciation and amortisation	(20,873,095)		(19,826,289)	(19,408,337)
Net gain/ (loss) on disposal of non-current assets	137,088		69,123	(581,323)
Share of profits less losses of associates and joint ventures	986,310		1,684,659	300,605
Income tax expense	(2,434,897)		(1,028,947)	(1,581,319)
PRC power segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	155,641,635		157,326,267	142,067,630
PRC power segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	155,641,635		157,636,808	142,578,381
PRC power segment [member] | PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	0		0	0
PRC power segment [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	155,641,635		157,636,808	142,578,381
Segment results	4,808,383		3,596,245	2,307,505
Interest income	162,973		163,699	128,564
Interest expense	(9,260,294)		(9,879,911)	(9,128,621)
Impairment loss	(5,320,376)		(895,121)	(1,202,064)
Credit loss	(6,570)		(38,368)
Depreciation and amortisation	(19,953,257)		(18,909,485)	(18,361,594)
Net gain/ (loss) on disposal of non-current assets	132,902		70,186	(580,325)
Share of profits less losses of associates and joint ventures	745,980		640,057	28,796
Income tax expense	(2,501,763)		(1,146,997)	(1,675,083)
Overseas segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	18,135,461	[1]	12,002,860	10,078,031
Overseas segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	17,610,861		12,002,860	10,078,031
Overseas segment [member] | PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	0		0	0
Overseas segment [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	17,610,861		12,002,860	10,078,031
Segment results	162,465		(363,636)	(613,572)
Interest income	100,177		69,841	70,756
Interest expense	(1,308,380)		(465,099)	(450,928)
Impairment loss	(6,119)		(251,031)	(994)
Credit loss	(67,987)		(4,210)
Depreciation and amortisation	(752,285)		(774,625)	(856,979)
Net gain/ (loss) on disposal of non-current assets	4,189		(1,052)	(995)
Share of profits less losses of associates and joint ventures	0		737,185	(36,114)
Income tax expense	89,006		134,573	99,150
All other segments [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	700,486		693,399	694,405
All other segments [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	700,486		693,399	694,405
All other segments [member] | PRC GAAP [member] | Intersegment revenue [member]
Disclosure of operating segments [line items]
Revenue	(468,181)		(471,902)	(380,622)
All other segments [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	232,305		221,497	313,783
Segment results	(204,137)		389,876	302,191
Interest income	1,404		2,198	1,223
Interest expense	(114,490)		(101,694)	(145,112)
Impairment loss	(485,325)		0	(19,742)
Credit loss	0		0
Depreciation and amortisation	(167,553)		(142,179)	(189,764)
Net gain/ (loss) on disposal of non-current assets	(3)		(11)	(3)
Share of profits less losses of associates and joint ventures	240,330		307,417	307,923
Income tax expense	¥ (22,140)		¥ (16,523)	¥ (5,386)

[1]	Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since 31 December 2018).